Income taxes - Schedule of Components of Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Income tax expense	$ 37,437	$ 18,011	$ 89,105	$ 41,913